CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net Loss	$ (2,643)	$ (2,055)	$ (1,519)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	752	897	951
Amortization of discount on convertible note and loans	489	516	212
Severance pay, net	50	19	1
Decrease in trade receivables, net	491	1,539	2,532
Decrease (increase)in other accounts receivable and prepaid expenses	484	(337)	(417)
Grants received from Chief Scientist's Office (OCS)	15	142	382
Decrease (increase) in unbilled receivables	(236)	(943)	1,224
Decrease (increase) in inventories	449	325	(2,069)
Increase (decrease) in trade payables	981	(463)	(697)
Increase (decrease) in other accounts payable and accrued expenses	600	(392)	(1,972)
Net cash provided by (used in) operating activities	1,432	(752)	(1,372)
Cash flows from investing activities:
Purchase of property, plant and equipment	(370)	(688)	(218)
Increase (decrease) in deposits	3	(3)	17
Change in restricted cash	282	472	348
Net cash provided by (used in) investing activities	(85)	(219)	147
Cash flows from financing activities:
Proceeds from loans from a shareholder, net of issuance expenses	850	3,998	1,700
Repayment of long term loan from shareholders		(2,229)	(529)
Short-term bank credit, net	(1,285)	(761)	188
Exercise of options and warrants			116
Net cash provided by financing activities from continuing operations	(435)	1,008	1,475
Effect of exchange rate changes on cash and cash equivalents	61	20	7
Increase in cash and cash equivalents	973	57	257
Cash and cash equivalents at the beginning of the year	1,164	1,107	850
Cash and cash equivalents at the end of the year	2,137	1,164	1,107
Net cash paid during the year for:
Income taxes	14	84	63
Interest	180	304	168
Non-cash transactions
Transfer of inventory to property, plant and equipment	25	58	629
Purchase of property, plant and equipment in credit	$ 11	$ 31